Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	$ (38,161)	$ (52,162)
Obligation related to EU ETS - Current liability	(11,020)	(6,588)
Short-term investments	32,000	10,000
Accrued Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligation related to EU ETS - Current liability	(11,000)	(6,600)
Obligation related to EU ETS - Accrual	0	700
Fair Value Asset (Liability) | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and loan to equity-accounted investment (note 5)	0
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 19a)	941,427	689,004
Obligation related to EU ETS - Current liability		(6,588)
Marketable Securities	0	22,442
Short-term investments	32,000	10,000
Fair Value Asset (Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	0	(11,735)
Reported Value Measurement (Carrying Amt) | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and loan to equity-accounted investment (note 5)	0	380
Reported Value Measurement (Carrying Amt) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 19a)	941,427	689,004
Obligation related to EU ETS - Current liability	(11,020)	(6,588)
Marketable Securities	0	22,442
Short-term investments	32,000	10,000
Reported Value Measurement (Carrying Amt) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	$ 0	$ (11,735)